Customers and Other Financing and Non-Financing Receivable (Tables)	3 Months Ended
Mar. 31, 2025
Trade and other receivables [abstract]
Summary of Accounts Receivable and Other Receivables
A.    Customers

	March 31,		December 31,
	2025		2024
Domestic customers	Ps.	91,557,098	Ps.	86,225,287
Export customers	41,298,527		40,507,888
Total customers, net(1)	Ps.	132,855,625	Ps.	126,733,175
(1) As of March 31, 2025 and December 31, 2024, customers include impairment of Ps.25,530,656 and Ps.24,396,664, respectively. During the three-month period ended March 31, 2025 and the twelve-month period ended December 31, 2024, the impairment charge was Ps.1,133,990 and Ps.15,438,558, respectively.

Summary of Other Accounts Receivable
B.    Other financing and non-financing receivable

	March 31,		December 31,
	2025		2024
Other financing receivables:
Sundry debtors (1)	Ps.	33,212,297	Ps.	26,789,620
Employees and officers	6,306,334		5,541,324
Total other financing receivables	Ps.	39,518,631	Ps.	32,330,944
Other non-financing receivables:
Taxes to be recovered and prepaid taxes	Ps.	42,062,020	Ps.	63,432,179
Special Tax on Production and Services	3,258,790		6,135,511
Other accounts receivable	5,099,599		4,965,223
Total other non-financing receivables	Ps.	50,420,409	Ps.	74,532,913
(1)Includes Ps. (785,116) and Ps. (788,453) of impairment, as of March 31, 2025 and December 31, 2024, respectively.